Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 24,376	$ 1,471	$ 6,853
Accounts receivable
Oil, natural gas and natural gas liquid sales	21,347	74,527	15,701
Oil, natural gas and natural gas liquid sales - Affiliates	8,136	4,695
Joint interest owners	84,336		36,086
Affiliates	31,728
Other		320	2,640
Prepaid drilling advances	37,019
Derivative contracts	281	152
Other current assets	6,190	930	2,966
Total current assets	213,413	82,095	64,246
Long-term assets
Oil and natural gas properties, successful efforts method	2,187,486	1,876,951	325,380
Accumulated depreciation, depletion, amortization and impairment	(137,564)	(78,307)	(27,002)
Oil and natural gas properties, net	2,049,922	1,798,644	298,378
Other property and equipment, net	3,150	1,147
Deferred financing costs	3,326	2,710
Derivative assets		996
Other assets			459
Total assets	2,269,811	1,885,592	363,083
Current liabilities
Accounts payable and accrued liabilities	122,278	10,245	28,222
Accounts payable and accrued liabilities - Affiliates	26,256	164,865
Accounts payable-Affiliates		13,102
Accrued capital expenditures-Affiliates		151,763
Revenue payable	74,128		13,009
Revenue payable - Affiliates		18,955
Drilling advances	47,605		25,363
Asset retirement obligations	416		3
Derivative contracts	49,424	9,279
Total current liabilities	320,107	203,344	66,594
Noncurrent liabilities
Long-term debt	284,639	85,339	20,000
Asset retirement obligations	12,158	10,769	2,242
Derivative contracts	10,664	1,371
Other	117
Total liabilities	627,685	300,823	88,836
Commitments and contingencies
Total members' equity	1,642,126	1,584,769	274,247
Total liabilities and members' equity	$ 2,269,811	$ 1,885,592	$ 363,083